Financial Instruments - Summary of Financial Assets and Liabilities by Categories (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	€ 269	€ 347	€ 472	€ 991
Trade receivables and Finance Lease receivables	318	253
Other financial assets	179	166
Total financial assets	766	766
Trade payables and fixed assets payables	744	660
Borrowings	2,127	2,468	€ 2,233
Other financial liabilities	66	64
Total financial liabilities	2,937	3,192
At amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and fixed assets payables	744	660
Borrowings	2,127	2,468
Total financial liabilities	2,871	3,128
At fair value through Profit and loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	66	37
Total financial liabilities	66	37
At fair value through OCI [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities		27
Total financial liabilities		27
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	269	347
Trade receivables and Finance Lease receivables	318	253
Other financial assets	83	66
Total financial assets	670	666
At fair value through Profit and loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	77	100
Total financial assets	77	€ 100
At fair value through OCI [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	19
Total financial assets	€ 19